UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	August 8, 2007

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  137

Form 13F Information Table Value Total: $3,762,720 (1000s)
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
AES 	             PFD CV 6.75%	00808N202	1,203       24,000 	Sole		"24,000"
CA Inc	             COM	        12673P105	 708 	    27,402 "	Sole		"27,402"
Ford Trust	     PFD TR CV6.5%	345395206	" 30,165 "  783,513 "	Sole		"783,513"
Intevac Inc.	     COM	        461148108	" 1,686 "   79,284 "	Sole		"79,284"
Quadramed Corp	     COM	        74730W101	 275 	    90,000 "	Sole		"90,000"
Radio One, Inc.      CL D NON VTG	75040P405	" 1,024 "   145,059 "	Sole		"145,059"
Washington Mutual    COM	        939322103	" 4,264 "   100,000 "	Sole
Scottish Re Group    SHS	        G73537410	" 5,611 "   1,147,428 "	Sole
ADC Telecom	     FRNT 6/1	        000886AB7	" 12,784 "  13,095,000 "Sole
ASM International    NOTE 4.250%12/0	00207DAG7	 671 	    500,000 "	Sole
Advanced Medical Opt NOTE 3.250% 8/0	00763MAK4	" 14,785 "  16,450,000 "Sole
Allergan, Inc	     NOTE 1.500% 4/0	018490AL6	" 11,937 "  11,300,000 "Sole
Johnson & Johnson    SDCV 7/2	        02261WAB5	" 110,646 " 130,417,000 Sole
Amdocs	             NOTE 0.500% 3/1	02342TAD1	" 8,850 "   8,540,000 "	Sole
American Equity Inv. NOTE 5.250%12/0	025676AE7	" 14,131 "  12,500,000 "Sole
American Fin'l Real  NOTE 4.375% 7/1	02607PAB3	" 13,727 "  14,200,000 "Sole
American Med'l Sys   NOTE 3.250% 7/0	02744MAA6	" 17,194 "  15,250,000 "Sole
AmeriCredit Corp     NOTE 2.125% 9/1	03060RAR2	" 5,326 "   5,000,000 "	Sole
Amgen	             NOTE 0.125% 2/0	031162AN0	" 42,709 "  47,010,000 "Sole
ArvinMeritor, Inc    NOTE 4.625% 3/0	043353AF8	" 18,248 "" 14,400,000 "Sole
AtheroGenics, Inc    NOTE 4.500% 9/0	047439AB0	" 8,938 "   10,000,000 "Sole
Bausch & Lomb	     FRNT 8/0	        071707AM5	" 18,841 "  14,745,000 "Sole
Best Buy Co.	     SDCV 2.250% 1/1	086516AF8	" 1,414 "   1,300,000 "	Sole
CV Therapeutics	     NOTE 2.750% 5/1	126667AF1	" 7,683 "   8,000,000 "	Sole
Carnival Corporation DBCV 2.000% 4/1	143658AN2	" 17,891 "  14,185,000 "Sole
Carnival Corporation DBCV 1.132% 4/2	143658AV4	" 117,418 " 170,790,000 Sole
Cell Therapeutic     NOTE 4.000% 7/0	150934AF4	" 14,059 "  24,450,000 "Sole
CenturyTel	     DBCV 4.750% 8/0	156700AH9	" 16,622 "  13,325,000 "Sole
Chesapeake Energy Co NOTE 2.750%11/1	165167BW6	" 15,827 "  14,625,000 "Sole
CIENA Corp	     NOTE 3.750% 2/0	171779AA9	" 1,979 "   2,000,000 "	Sole
Citadel Broadcasting NOTE 1.875% 2/1	17285TAB2	" 20,155 "  23,300,000 "Sole
CA Inc	             NOTE 1.625%12/1	204912AQ2	" 84,449 "  63,300,000 "Sole
Conceptus Inc	     NOTE 2.250% 2/1	206016AA5	" 15,634 "  16,000,000 "Sole
Conexant Systems     NOTE 4.000% 3/0	207142AH3	" 14,149 "  16,288,000 "Sole
CONMED	             NOTE 2.500%11/1	207410AD3	" 6,226 "   6,300,000 "	Sole
Conseco, Inc         DBCV 3.500% 9/3	208464BH9	" 12,423 "  12,200,000 "Sole
Cubist Pharm	     NOTE 2.250% 6/1	229678AC1	" 15,353 "  16,660,000 "Sole
Curagen Corp	     NOTE 4.000% 2/1	23126RAE1	" 11,628 "  15,200,000 "Sole
Danaher Corporation  NOTE 1/2	        235851AF9	" 2,208 "   2,000,000 "	Sole
Devon Energy	     DEB 4.900% 8/1	25179MAA1	" 49,433 "  31,390,000 "Sole
Devon Energy	     DEB 4.950% 8/1	25179MAB9	" 2,984 "   1,895,000 "	Sole
Disney (Walt) Co     NOTE 2.125% 4/1	254687AU0	" 123,987 " 103,430,000 Sole
"Dixie Group, Inc    SDCV 7.000% 5/1	255519AA8	 248 	    257,000 "	Sole
Dominion Resources   NOTE 2.125%12/1	25746UAT6	" 1,880 "   1,600,000 "	Sole
Durect Corp	     NOTE 6.250% 6/1	266605AB0	" 21,423 "  15,810,000 "Sole
EMC Corp.	     NOTE 1.750%12/0	268648AK8	" 150,567 " 119,025,000 Sole
EPIX Pharmaceuticals NOTE 3.000% 6/1	26881QAB7	" 3,026 "   3,830,000 "	Sole
Eastman Kodak	     NOTE 3.375%10/1	277461BE8	" 73,410 "  69,320,000 "Sole
EDO Corp	     NOTE 4.000%11/1	281347AE4	" 15,213 "  13,200,000 "Sole
Edwards Lifesciences DBCV 3.875% 5/1	28176EAB4	" 1,198 "   1,150,000 "	Sole
Electronic Data Sys. NOTE 3.875% 7/1	285661AF1	" 123,799 " 122,195,000 Sole
Empire Resorts, Inc  NOTE 5.500% 7/3	292052AB3	" 4,455 "   4,500,000 "	Sole
Encore Capital Group NOTE 3.375% 9/1	292554AB8	" 5,081 "   5,500,000 "	Sole
Endeavor Intl Corp   NOTE 6.000% 1/1	29257MAB6	" 13,821 "  15,454,000 "Sole
EnPro Industries     DBCV 3.937%10/1	29355XAB3	" 18,594 "  12,500,000 "Sole
Enzon Pharma. Inc    NOTE 4.000% 6/0	293904AE8	" 14,283 "  13,800,000 "Sole
Epicor Software Corp NOTE 2.375% 5/1	29426LAA6	" 10,264 "  9,900,000 "	Sole
Euronet Worldwide    NOTE 3.500%10/1	298736AF6	" 7,739 "   7,500,000 "	Sole
ExpressJet Holdings  NOTE 4.250% 8/0	30218UAB4	" 7,449 "   7,660,000 "	Sole
FEI Company	     NOTE 2.875% 6/0	30241LAF6	" 6,128 "   4,700,000 "	Sole
Fairfax Financial    DBCV 5.000% 7/1	303901AL6	" 12,924 "  12,250,000 "Sole
FiberTower Corp	     NOTE 9.000%11/1	31567RAC4	" 30,670 "  27,960,000 "Sole
Thermo Fisher Scien. NOTE 3.250% 3/0	338032AX3	" 96,427 "  67,455,000 "Sole
Ford Motor Co	     NOTE 4.250%12/1	345370CF5	" 22,176 "  17,700,000 "Sole
Gateway	             NOTE 1.500%12/3	367626AB4	" 3,763 "   4,300,000 "	Sole
General Motors	     DEB SR CONV B	370442733	" 8,553 "   387,000 "	Sole
Genzyme Corp	     NOTE 1.250%12/0	372917AN4	" 109,293 " 103,965,000 Sole
Global Crossing Ltd  NOTE 5.000% 5/1	37932JAA1	" 9,665 "   9,200,000 "	Sole
Group 1 Automotive   FRNT 2.250% 6/1	398905AE9	" 3,443 "   3,940,000 "	Sole
Hasbro	             DBCV 2.750%12/0	418056AN7	" 43,900 "  30,146,000 "Sole
Health Management    NOTE 4.375% 8/0	421933AF9	" 10,975 "  10,275,000 "Sole
Hewlett-Packard Co   NOTE 10/1	        428236AC7	" 126,822 " 168,871,000 Sole
Hutchinson Tech Inc  NOTE 3.250% 1/1	448407AF3	" 12,966 "  14,990,000 "Sole
Incyte Corp	     NOTE 3.500% 2/1	45337CAE2	" 4,552 "   5,225,000 "	Sole
Intel Corp	     SDCV 2.950%12/1	458140AD2	" 152,276 " 159,660,000 Sole
Inter'l Game Tech    DBCV 2.600%12/1	459902AP7	" 50,150 "  51,370,000 "Sole
Interpublic Group    NOTE 4.500% 3/1	460690AT7	" 20,104 "  18,010,000 "Sole
"Isis Pharma'ls,     NOTE 2.625% 2/1	464337AE4	" 16,144 "  16,600,000 "Sole
JetBlue Airways Corp DBCV 3.750% 3/1	477143AC5	" 7,346 "   7,500,000 "	Sole
Kaman Corp.	     SDCV 6.000% 3/1	483548AC7	 131 	    98,000 "	Sole
Kellwood Co	     DBCV 3.500% 6/1	488044AF5	" 11,941 "  13,000,000 "Sole
KEMET Corp	     NOTE 2.250%11/1	488360AB4	" 15,092    15,400,000 "Sole
Level 3 Comm	     NOTE 6.000% 9/1	52729NAG5	" 2,642 "   2,710,000 "	Sole
Level 3 Comm	     NOTE 6.000% 3/1	52729NAS9	" 15,006 "  15,550,000 "Sole
Level 3 Comm	     NOTE 10.000% 5/0	52729NBE9	" 13,614 "  7,100,000 "	Sole
Level 3 Comm	     NOTE 5.250%12/1	52729NBF6	" 6,360 "   4,000,000 "	Sole
Level 3 Comm	     NOTE 3.500% 6/1	52729NBK5	" 25,300 "  20,020,000 "Sole
Liberty Media	     DEB 3.500% 1/1	530715AN1	" 57,987 "  70,287,000 "Sole
Liberty Media	     DEB 3.250% 3/1	530715AR2	" 9,471 "   11,110,000 	Sole
Liberty Media	     DEB 0.750% 3/3	530718AF2	" 54,260 "  44,290,000 	Sole
Lions Gate Ent Corp  NOTE 3.625% 3/1	535919AG9	" 14,843 "  14,200,000 	Sole
Lockheed Martin	     DBCV 8/1	        539830AP4	" 40,684 "  30,305,000 	Sole
Lowe's Companies,    NOTE 0.861%10/1	548661CG0	" 121,695 " 113,776,000	Sole
Manor Care, Inc      NOTE 2.125% 8/0	564055AM3	" 26,324 "  17,535,000 	Sole
McMoRan Exploration  NOTE 5.250%10/0	582411AE4	" 12,186 "  11,000,000 	Sole
Medtronic, Inc       NOTE 1.625% 4/1	585055AM8	" 65,818 "  62,565,000 	Sole
Mentor Graphics Corp SDCV 6.250% 3/0	587200AF3	" 19,239 "  17,550,000 	Sole
Merix Corp	     NOTE 4.000% 5/1	590049AB8	" 5,397 "   6,000,000 	Sole
Merrill Lynch	     NOTE 3/1	        590188W46	" 110,202 " 89,675,000	Sole
Micron Technology    NOTE 1.875% 6/0	595112AH6	" 7,542 "   7,100,000 	Sole
Millipore Corp	     NOTE 3.750% 6/0	601073AD1	" 14,682 "  13,650,000	Sole
Molson Coors Brew    NOTE 2.500% 7/3	60871RAA8	" 80,292 "  77,219,000	Sole
Mylan Laboratories   NOTE 1.250% 3/1	628530AG2	" 12,066 "  12,520,000	Sole
NPS Pharmaceuticals  NOTE 3.000% 6/1	62936PAB9	" 11,490 "  12,000,000	Sole
Nabors Industries    NOTE 6/1	        629568AL0	" 28,099 "  26,220,000	Sole
Nash Finch Company   FRNT 1.631% 3/1	631158AD4	" 6,074 "   11,000,000	Sole
Nektar Therapeutics  NOTE 3.250% 9/2	640268AH1	" 13,235 "  15,143,000	Sole
Noram Energy         SDCV 6.000% 3/1	655419AC3	 259 	    2,594 "	Sole
Omnicare, Inc	     DBCV 3.250%12/1	681904AL2	" 13,234 "  15,725,000  Sole
Omnicom Group	     NOTE 7/0	        681919AT3	" 130,906 " 120,640,000	Sole
Orbital Sciences     NOTE 2.438% 1/1	685564AN6	" 12,863 "  12,000,000 	Sole
Oscient Pharma'l     NOTE 3.500% 4/1	68812RAC9	" 10,883 "  14,320,000 	Sole
Par Pharmaceutical   NOTE 2.875% 9/3	717125AC2	" 7,882 "   8,430,000   Sole
Pixelworks	     SDCV 1.750% 5/1	72581MAB3	" 2,333 "   3,000,000   Sole
Barrick Gold Corp    DBCV 2.750%10/1	725906AK7	 223 	    175,000 	Sole
Pride International  NOTE 3.250% 5/0	74153QAD4	" 6,004 "   4,030,000 	Sole
QLT Inc	             NOTE 3.000% 9/1	746927AB8	" 8,904 "   9,250,000	Sole
RPM International    NOTE 1.389% 5/1	749685AK9	" 101,227 " 159,100,000	Sole
Rambus Inc	     NOTE 2/0	        750917AB2	" 11,998 "  12,000,000 	Sole
Safeguard Scientific DBCV 2.625% 3/1	786449AG3	" 1,737     2,050,000 	Sole
School Specialty Inc NOTE 3.750% 8/0	807863AE5	" 1,533 "   1,500,000 	Sole
School Specialty Inc SDCV 3.750%11/3	807863AL9	" 13,863 "  14,200,000	Sole
Sirius Sat Radio Inc NOTE 3.250%10/1	82966UAD5	" 18,200 "  20,000,000	Sole
Sonic Automotive Inc NOTE 4.250%11/3	83545GAK8	" 11,948 "  9,000,000 	Sole
TJX Companies, Inc   NOTE 2/1	        872540AL3	" 117,680 " 128,402,000	Sole
Teva Pharm	     DBCV 0.500% 2/0	88164RAA5	 144 	    125,000 "	Sole
Teva Pharm	     DBCV 0.250% 2/0	88164RAB3	" 100,154 " 82,262,000  Sole
Teva Pharm	     NOTE 1.750% 2/0	88165FAA0	 984 	    980,000 "	Sole
Time Warner Telecom  DBCV 2.375% 4/0	887319AC5	" 17,446 "  13,894,000 "Sole
Trinity Industries   NOTE 3.875% 6/0	896522AF6	" 15,703 "  14,000,000 "Sole
US Airways Group     NOTE 7.000% 9/3	90341WAB4	" 3,986 "   2,500,000 "	Sole
Unisource Energy     NOTE 4.500% 3/0	909205AB2	" 15,898 "  15,250,000 "Sole
UTStarcom, Inc"	     NOTE 0.875% 3/0	918076AB6	" 33,363 "  33,700,000 "Sole
Watson Pharma'ls     DBCV 1.750% 3/1	942683AC7	" 5,678 "   5,880,000 "	Sole
Wyeth	             DBCV 1/1	        983024AD2	" 66,180 "  58,347,000 "Sole
YRC Worldwide	     NOTE 5.000% 8/0	985577AA3	" 22,369 "  18,305,000 "Sole
YRC Worldwide	     NOTE 3.375%11/2	985577AB1	" 91,495 "  82,125,000 "Sole
			" 3,762,720 "